Discontinued Operations and Held for Sale (Tables)	9 Months Ended
Sep. 30, 2024
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Condensed Consolidated Statements of Operations and Comprehensive Income

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Services and other revenues	$7,862	$7,226	$22,895	$21,567
Services and other cost of revenues	3,222	3,166	9,876	9,022
Gross profit from discontinued operations	4,640	4,060	13,019	12,545
Operating costs and expenses:
Research and development	293	473	967	1,345
Sales and marketing	1,289	1,255	3,625	3,698
General and administrative	1,884	1,146	4,799	3,404
Depreciation and amortization	360	392	1,060	1,112
Total operating costs and expenses	3,826	3,266	10,451	9,559
Operating income from discontinued operations	814	794	2,568	2,986
Other (expense) income:
Interest income, net	3	3	10	8
Other income (expense), net	875	(623)	1,128	824
Income from discontinued operations before income taxes	1,692	174	3,706	3,818
Income tax provision (benefit)	266	(46)	674	555
Income from discontinued operations, net of tax	$1,426	$220	$3,032	$3,263

Schedule of Condensed Consolidated Balance Sheet

	September 30,	December 31,
	2024	2023
ASSETS
Current assets:
Cash and cash equivalents	$2,775	$5,110
Accounts receivable, net	4,803	4,414
Inventories	2,092	2,325
Prepaid expenses and other	380	274
Current assets held for sale (*)	10,050	12,123
Non-current assets:
Property, plant and equipment, net	323	369
Rental assets, net	4,932	5,083
Intangible assets, net	990	1,422
Goodwill	17,973	17,973
Operating lease right-of-use assets	1,503	1,390
Non-current assets held for sale (*)	25,721	26,237
Total assets held for sale (*)	$35,771	$38,360
LIABILITIES
Current liabilities:
Accounts payable	$1,650	$1,387
Accrued expenses and other current liabilities	6,410	5,973
Current liabilities held for sale (*)	8,060	7,360
Long-term liabilities:
Operating lease liabilities	1,335	1,067
Deferred tax liabilities, net	600	568
Other long-term liabilities	5	9
Non-current liabilities held for sale (*)	1,940	1,644
Total liabilities held for sale (*)	$10,000	$9,004

Schedule of Condensed Consolidated Statements of Cash Flows

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Non-cash items included in net (loss) income:
Depreciation and amortization	$969	$1,032	$2,921	$2,867
Share-based compensation	$35	$144	$101	$390
Cash flows from investing activities:
Purchases of property, plant and equipment	$(14)	$(173)	$(17)	$(334)
Non-cash investing activities:
Transfer of inventories to rental assets	$698	$412	$2,043	$1,077
Right-of-use assets obtained in exchange for operating leases liabilities	$362	$93	$508	$1,030